Subsequent Events - Additional Information (Details) - USD ($)		1 Months Ended
	Jan. 01, 2025	Jan. 31, 2025	Dec. 31, 2024	Oct. 04, 2024
Subsequent Event [Line Items]
Number of shares of available for issuance			3,509,445
2024 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Number of shares of available for issuance			747,867
2024 Equity Incentive Plan [Member] | Class A Common Stock [Member]
Subsequent Event [Line Items]
Number of shares of available for issuance				2,480,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Sublease rent payments		$ 450,000
Sublease expiration period		2026-11
Subsequent Event [Member] | 2024 Equity Incentive Plan [Member] | Class A Common Stock [Member]
Subsequent Event [Line Items]
Percentage of number of outstanding shares of common stock	5.00%
Increase in number of shares available for issuance	667,355
Subsequent Event [Member] | ESPP [Member] | Class A Common Stock [Member]
Subsequent Event [Line Items]
Number of shares of available for issuance	481,500
Percentage of number of outstanding shares of common stock	1.00%
Increase in number of shares available for issuance	133,471
Maximum [Member] | Subsequent Event [Member] | 2024 Equity Incentive Plan [Member] | Class A Common Stock [Member]
Subsequent Event [Line Items]
Number of shares of available for issuance	2,407,100